Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	December 31, 2017			December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Domain names and others	4,230	(1,017)	3,213	5,269	(1,974)	3,295
License	3,199	(1,955)	1,244	3,161	(2,986)	175
Total intangible assets, net	7,429	(2,972)	4,457	8,430	(4,960)	3,470

The Group recorded amortization expenses of RMB1,074, RMB1,898 and RMB1,988 for the years ended December 31, 2016, 2017 and 2018, respectively.